LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2013
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

 Land use rights, net consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Land use rights	36,399	38,228
Accumulated amortization	(4,081)	(5,023)

Land use rights, net	32,318	33,205

Land use rights with net values of RMB2,546 and RMB14,676 have been pledged as collateral for bank loans as of September 30, 2012 and 2013.

Amortization expenses for the years ended September 30, 2011, 2012 and 2013 were RMB502, RMB892 and RMB942, respectively.